Trade and Other Receivables and Prepayments - Aged Analysis of Trade Receivables (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of financial assets [line items]
Trade receivables	[1]	¥ 395,165	$ 60,562	¥ 369,742
0 - 30 days [member]
Disclosure of financial assets [line items]
Trade receivables		237,361	36,378	190,629
31 - 60 days [member]
Disclosure of financial assets [line items]
Trade receivables		112,224	17,199	138,699
61 - 90 days [member]
Disclosure of financial assets [line items]
Trade receivables		¥ 45,580	$ 6,985	¥ 40,414

[1]	For trade receivables, the Group has applied the simplified approach in IFRS 9 to determine the loss allowance at lifetime ECL. The Group determines the expected credit losses on those items by using a provision matrix grouped by ageing.